                                                            March 12, 2009

                                                U.S. Securities and Exchange Commission
                                                           100 F Street, N.E.
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

o SP Advisor Variable Annuity
(File No.: 333-52780)
o SP Anuity One/Plus Variable Annuity
(File No.: 333-37728)
o SP FlexElite Variable Annuity
(File No.: 333-75702)
o SP Select Variable Annuity
(File No.: 333-52754)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2008 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 1.Filer/Entity:           Advanced Series Trust
 Registration No.:         811-05186

 CIK No.:                  0000814679
 Accession No.:            0001209286-09-000146
 Date of Filing:           03/11/2009

 2.Filer/Entity:           Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716

 CIK No.:         0000928754
 Accession No.:            001133228-09-000124
 Date of Filing:           02/23/2009

 3.Filer/Entity:           Nationwide Variable Insurance Trust
 Registration No.          811-03213

 CIK No.:         0000353905
 Accession No.:            0000893220-09-000484
 Date of Filing:           03/06/2009

 4.Filer/Entity:           Janus Aspen Series
 Registration No.:         811-07736

 CIK No.:         0000906185
 Accession No.:            0001035704-09-000004
 Date of Filing:           02/26/2009

 5.Filer/Entity:           The Prudential Series Fund
 Registration No.:         811-03623

 CIK No.:         0000711175
 Accession No.:            0001193125-09-047660
 Date of Filing:           03/06/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 C. Christopher Sprague
 /s/ C. Christopher Sprague
 Vice President, Corporate Counsel

                                                            March 12, 2009

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Discovery Choice Variable Annuity
(File No. 333-79201)

Discovery Select Variable Annuity
(File No. 333-06701)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2007 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             AIM Variable Insurance Funds
 Registration No.:         811-07452

 CIK No.:         0000896435
 Accession No.:            0000950134-09-000601
 Date of Filing:           02/26/09

 Filer/Entity:             AllianceBernstein Variable Products Series Fund Inc.
 Registration No.:         811-05398

 CIK No.:         0000825316
 Accession No.:            0001193125-09-034789
 Date of Filing:           02/23/2009

Filer/Entity:              American Century Variable Portfolios, Inc.
 Registration No.:         811-05188

 CIK No.:         0000814680
 Accession No.:            0000814680-09-000007
 Date of Filing:           02/26/2009

 Filer/Entity:             Credit Suisse Trust
 Registration No.:         811-07261

 CIK No.:         0000941568
 Accession No.:            0001104659-09-014920
 Date of Filing:           03/06/09

 Filer/Entity:             Davis Variable Account Fund, Inc.
 Registration No.:         811-09293

 CIK No.:         0001084060
 Accession No.:            0001084060-09-000002
 Date of Filing:           02/23/09

 Filer/Entity:             Dreyfus Variable Investment Fund
 Registration No.:         811-05125

 CIK No.:         0000813383
 Accession No.:            0000813383-09-000004
 Date of Filing:           02/18/09

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583

 CIK No.:         0000837274
 Accession No.:            0001193125-09-036024
 Date of Filing:           02/24/2009

 Filer/Entity:             Janus Aspen Series - Institutional Shares
 Registration No.:         811-07736

 CIK No.:         0000906185
 Accession No.:            0001035704-09-000004
 Date of Filing:           02/26/2009

 Filer/Entity:             MFS Variable Insurance Trust
 Registration No.:         811-08326

 CIK No.:         0000918571
 Accession No.:            0000950156-09-048189
 Date of Filing:           03/09/09

 Filer/Entity:             Premier VIT
 Registration No.:         811-08512
 CIK No.:         0000923185
 Accession No.:            0001104659-09-015130
 Date of Filing:           03/06/2009

 Filer/Entity:             T. Rowe Price Equity Series Inc. - Equity Income Portfolio
 Registration No.:         811-07143

 CIK No.:         0000918294
 Accession No.:            0000918294-09-000014
 Date of Filing:           02/20/2009

 Filer/Entity:             T. Rowe Price International Series, Inc. - International Stock Portfolio
 Registration No.:         811-07145

 CIK No.:         0000918292
 Accession No.:            0000918292-09-000002
 Date of Filing:           02/20/2009

 Filer/Entity:             The Prudential Series Fund
 Registration No.:         811-03623

 CIK No.:         0000711175
 Accession No.:            0001193125-09-047660
 Date of Filing:           03/06/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President and Corporate Counsel

                                                            March 12, 2009

                                                  Securities and Exchange Commission
                                                            100 F Street, NE
                                                         Washington, DC 20549

                                       Re: Pruco Life Flexible Premium Variable Annuity Account
                                                          (File No. 811-07325)

Premier Variable Annuity (B,L,X)
(File No. 333-130989)
Premier Variable Annuity (Bb)
(File No.: 333-144639)

Dear Commissioners:

On behalf of Pruco Life Insurance Company ("Pruco Life") and the Pruco Life Flexible Premium Variable Annuity Account (the
"Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the account has transmitted the following annual reports for the period ending December 31, 2008 to the contract owners.

In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             Advanced Series Trust
 Registration No.:         811-05186

 CIK No.:                  0000814679
 Accession No.:            0001209286-09-000146
 Date of Filing:           03/11/2009

 Filer/Entity:             Franklin Templeton Variable Insurance Products Trust
 Registration No.:         811-05583
 CIK No.:         0000837274
 Accession No.:            0001193125-09-036024
 Date of Filing:           02/24/2009

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/C. Christopher Sprague

 C. Christopher Sprague
 Vice President and Corporate Counsel